Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Net Periodic Benefit Cost Not Yet Recognized) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Prior service cost - Gross	$ 2,555	$ 3,089
Actuarial loss - Gross	156,994	98,359
Transition asset - Gross	(12)	(11)
Total - Gross	159,537	101,437
Prior service cost - Net of tax	1,545	1,868
Actuarial loss - Net of tax	94,903	59,458
Transition asset - Net of tax	(7)	(7)
Total - Net of tax	96,441	61,319
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost - Gross	(16,853)	(8,196)
Actuarial loss - Gross	(3,210)	589
Total - Gross	(20,063)	(7,607)
Prior service cost - Net of tax	(10,188)	(4,954)
Actuarial loss - Net of tax	(1,940)	356
Total - Net of tax	$ 12,128	$ (4,598)